Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended	5 Months Ended		6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2026
General and administrative costs	$ 779,635	$ 139,654		$ 1,144,779
Share-based compensation expense		346,500
Loss from operations	(779,635)	(486,154)		(1,144,779)
Other income
Unrealized gain from fair value changes of over-allotment liability		23,900		95,150
Interest earned on investments held in Trust Account	1,921,278	119,181		3,860,252
Total other income	1,921,278	143,081		3,955,402
Net Income	$ 1,141,643	$ (343,073)		$ 2,810,623
Class A Ordinary Shares
Other income
Basic weighted average shares outstanding	21,500,000	858,896		21,441,989
Diluted weighted average shares outstanding	21,500,000	858,896		21,441,989
Basic net income per ordinary share	$ 0.04	$ (0.05)		$ 0.1
Diluted net income per ordinary share	$ 0.04	$ (0.05)		$ 0.1
Class A and Class B Ordinary Shares
Other income
Basic weighted average shares outstanding	7,820,950	6,692,840	[1]	7,800,455
Diluted weighted average shares outstanding	7,820,950	6,692,840	[1]	7,820,950
Basic net income per ordinary share	$ 0.04	$ (0.05)		$ 0.1
Diluted net income per ordinary share	$ 0.04	$ (0.05)		$ 0.1

[1]	This number excludes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).